Intangibles (Movements in maintenance rights) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-lived Intangible Assets [Roll Forward]
Maintenance rights at beginning of period	$ 642,825
Maintenance rights at end of period	3,292,007	$ 642,825
Maintenance Rights
Finite-lived Intangible Assets [Roll Forward]
Maintenance rights at beginning of period	642,825	794,798
EOL and MR contract maintenance rights expense	(7,048)	(45,655)
MR contract maintenance rights write-off due to maintenance liability release	(17,260)	(35,897)
EOL contract maintenance rights write-off due to cash receipt	(114,472)	(51,463)
EOL and MR contract maintenance rights write-off due to sale of aircraft and impairment	(2,362)	(18,958)
Maintenance rights at end of period	3,292,007	642,825
Maintenance Rights | GE Capital Aviation Services
Finite-lived Intangible Assets [Roll Forward]
GECAS Transaction	$ 2,790,324	$ 0